Plan Assets as Percentage of Total Funds (Detail) - Gratuity	Mar. 31, 2024
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by insurance company (1) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	77.20%
Funds managed by insurance company (1) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	4.50%
Funds managed by insurance company (1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	10.30%
Funds managed by insurance company (1) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	8.00%
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by insurance company (2) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	46.90%
Funds managed by insurance company (2) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	12.90%
Funds managed by insurance company (2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	39.20%
Funds managed by insurance company (2) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	1.00%
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	45.60%
Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	32.80%
Funds managed by trust | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	15.60%
Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	6.00%